Loss per Share and Series A, B & C Warrants	12 Months Ended
Dec. 31, 2015
Loss per Share and Series A, B & C Warrants [Abstract]
Loss per Share and Series A, B & C Warrants
13.	Loss per Share and Series A, B & C Warrants

The computation of basic earnings/loss per share is based on the weighted average number of common shares outstanding during the period, as adjusted to reflect the 7.5-to-1 reverse stock split, the 50-to-1 reverse stock split, the 60-to-1 reverse stock split and the 200-to-1 reverse stock split, effective on May 11, 2015, on June 26, 2015, January 15, 2016, and April 14, 2016, respectively, on its issued and outstanding common stock.

The computation of the dilutive common shares outstanding does not include the 7.94 Series C Warrants (adjusted to reflect the four reverse splits) outstanding as of December 31, 2015, as the average stock price during the year ended December 31, 2015 was less than their exercise price, thus resulting in an antidilutive effect.

Presented below is a table reflecting the activity in the Series A Warrants, Series B Warrants and Series C Warrants from January 1, 2015 through December 31, 2015:

	Series A Warrants	Series B Warrants	Series C Warrants	Total	Exercise Price
January 1, 2014	1.11	0.56	-	1.67	$11,700,000 (Series A&B)
Series C warrants issued with $25,000 offering	-	-	10.23	10.23	$6,390,000 (Series C)
Warrants cashless exercised	-	(0.34)	(2.23)	(2.57)
December 31, 2014	1.11	0.22	8.00	9.33
Warrants cashless exercised	(1.11)	(0.22)	(0.06)	(1.39)
December 31, 2015	-	-	7.94	7.94

As of December 31, 2015, pursuant to the cashless exercise formula set forth in the Series A, B & C warrants, the Company has issued to warrant holders 8,544 shares of common stock in the aggregate.

The components of the denominator for the calculation of basic loss per share and diluted loss per share for the years ended December 31, 2015, 2014 and 2013, respectively, are as follows:

	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013
Numerator
Net loss – basic and diluted	$(52,949)	$(12,688)	$(48,705)
Basic earnings per share denominator:
Weighted average common shares outstanding	1,573	11	2
Diluted earnings per share denominator:
Weighted average common shares outstanding	1,573	11	2
Dilutive common shares:
Options	—	—	—
Warrants	—	—	—
Restricted shares	—	—	—

Dilutive effect	—	—	—

Weighted average common shares – diluted	1,573	11	2

Basic loss per common share	$(33,661.16)	$(1,153,454.54)	$(24,352,500)
Diluted loss per common share	$(33,661.16)	$(1,153,454.54)	$(24,352,500)